091-18311fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 DEC 19 PM 1:44
SEC / TM

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

SEC
Mail Processing
Section
DEC 19 2014
Washington DC
404

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   BATS Y-Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   See Attached.
3. Class of New Derivative Securities Product:
   See Attached.
4. Name of Underlying Instrument:
   See Attached.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   See Attached.
6. Ticker Symbol(s) of New Derivative Securities Product:
   See Attached.
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   See Attached.
8. Settlement Methodology of New Derivative Securities Product:
   Trades Locked in at Exchange and settled at NSCC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not Applicable.

14011912

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Anders Franzon

Title: VP, Associate General Counsel

Telephone Number: 913-815-7154

Manual Signature of Official Responsible for Form:

Date: December 18, 2014

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 19 2014 |

ATTACHMENT TO FORM 19b-4(e)
FOR NEW DERIVATIVE SECURITIES PRODUCTS ("NDSPs") TRADED ON BATS Y-EXCHANGE, INC.
COMMENCING ON DECEMBER 18, 2014

| (6) Ticker Symbol | (2) Type of Issuer of NDSP | (3) Class of NDSP | (4) Name of Underlying Instrument | (7) Market(s) upon Which Securities Comprising Underlying Instrument Trades | (5) Broad or Narrow |
|---|---|---|---|---|---|
| BBC | Trust | Investment Company Units | BioShares Biotechnology Clinical Trials Index | U.S. | Broad |
| BBP | Trust | Investment Company Units | BioShares Biotechnology Clinical Trials Index | U.S. | Broad |

BATS
Making Markets Better®

RECEIVED
2014 DEC 19 PM 1:44
SEC / TM

December 18, 2014

SEC
Mail Processing
Section
DEC 19 2014
Washington DC
404

Ms. Gail Jackson
Mail Stop 6628
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

**RE: Form 19b-4(e) – BATS Y-Exchange, Inc.**

Ms. Jackson,

On behalf of BATS Y-Exchange, Inc., enclosed please find one (1) executed Form 19b-4(e) and 9 copies. The enclosed Form 19b-4(e) contains information regarding two (2) derivative securities products that commenced trading on BATS Y-Exchange on December 18, 2014. Please contact me or Tami Schademann (913.815.7113) if you have any questions in connection with this matter.

Sincerely,

Anders Franzon
VP, Associate General Counsel
913.815.7154

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | [illegible] |
| Public Availability: | DEC 19 2014 |